Schedule II Fidelity National Financial, Inc. (Parent Company) - Statement of Cash Flows (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flows From Operating Activities:
Net earnings attributable to Fidelity National Financial, Inc. common shareholders	$ 97	$ 72	$ 771	$ 650	$ 527
Equity in earnings of unconsolidated affiliates
Equity in losses of unconsolidated affiliates	(2)	(1)	(10)	(14)	(5)
Impairment of assets	0	2
Depreciation and amortization	47	112	389	431	410
Stock-based compensation	7	10	44	58	56
Net change in income taxes	31	63	(133)	(2)	37
Net increase in prepaid expenses and other assets	(14)	(41)	(60)	(4)	(95)
Net (decrease) increase in accounts payable, accrued liabilities, deferred revenue and other	(150)	(236)	(31)	87	(2)
Net cash provided by operating activities	18	4	737	1,162	953
Cash Flows From Investing Activities:
Net (purchases of) proceeds from short-term investment activities	(51)	140	(26)	547	(685)
Collection of notes receivable			21	36	14
Additional investments in unconsolidated affiliates				0
Net cash (used in) provided by investing activities	(32)	224	79	(191)	(681)
Cash Flows From Financing Activities:
Borrowings	0	50	785	132	1,360
Debt service payments	(15)	(69)	(996)	(200)	(1,359)
Equity portion of debt conversions paid in cash	(31)	(44)
Dividends paid	(82)	(68)	(278)	(239)	(220)
Purchases of treasury stock			(23)	(276)	(498)
Exercise of stock options	3	2	31	19	26
Cash transferred in the Black Knight spin-off			(22)	0	0
Net cash used in financing activities	(136)	(249)	(1,029)	(428)	(193)
Cash and cash equivalents at beginning of period	1,110	1,049	1,049
Cash and cash equivalents at end of period	960		1,110	1,049
Parent Company
Cash Flows From Operating Activities:
Net earnings attributable to Fidelity National Financial, Inc. common shareholders			771	650	527
Equity in earnings of unconsolidated affiliates
Equity in losses of unconsolidated affiliates			0	(2)	0
Impairment of assets			0	3	0
Equity in earnings of subsidiaries			(817)	(694)	(536)
Depreciation and amortization			0	1	2
Stock-based compensation			34	36	38
Net change in income taxes			(130)	29	17
Net increase in prepaid expenses and other assets			18	26	(25)
Net (decrease) increase in accounts payable, accrued liabilities, deferred revenue and other			17	(13)	2
Net cash provided by operating activities			(107)	36	25
Cash Flows From Investing Activities:
Purchases of investments available for sale			1	0	0
Net (purchases of) proceeds from short-term investment activities			(84)	162	(163)
Additions to notes receivable			(13)	(24)	(28)
Collection of notes receivable			49	22	1,542
Distributions from unconsolidated affiliates			1	2	0
Additional investments in unconsolidated affiliates			(2)	(8)
Net cash (used in) provided by investing activities			(50)	154	1,351
Cash Flows From Financing Activities:
Borrowings			296	0	0
Debt service payments			(530)	(2)	(1,100)
Equity portion of debt conversions paid in cash			(317)	(2)	0
Dividends paid			(278)	(240)	(220)
Purchases of treasury stock			(23)	(268)	(506)
Exercise of stock options			31	19	26
Payment for shares withheld for taxes and in treasury			(18)	(9)	(13)
Cash transferred in the Black Knight spin-off			(87)	0	0
Cash transferred in the FNFV split-off			(22)	0	0
Other financing activity			(1)	0	(15)
Net dividends from subsidiaries			1,090	265	594
Net cash used in financing activities			141	(237)	(1,234)
Net change in cash and cash equivalents			(16)	(47)	142
Cash and cash equivalents at beginning of period	$ 230	$ 246	246	293	151
Cash and cash equivalents at end of period			$ 230	$ 246	$ 293